Cash, bank balances and other short-term investments (Tables)	12 Months Ended
Dec. 31, 2022
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Disclosure of Cash and Cash Equivalents

	As of December 31, 2022	As of December 31, 2021
Mutual funds	202,165	126,204
Cash in banks	23,910	78,098
Money market funds	15,881	106,915
Government bonds	2,429	3,796

Total	244,385	315,013

Cash and cash equivalents include cash on hand and at bank and investments maturing within 3 (three) months. For the consolidated statement of cash flows purposes below is the reconciliation between cash, bank and short-term investments and cash and cash equivalents:

	As of December 31, 2022	As of December 31, 2021
Cash, bank balances and other short-term investments	244,385	315,013
Less
Government bonds	(2,429)	(3,796)

Cash and cash equivalents	241,956	311,217